Consolidated Shareholder's Equity - Summary of Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Total expense recognized through equity (€ million)	€ 4	€ 4	€ 6
Employees share ownership plan [member]
Disclosure of classes of share capital [line items]
Total expense recognized through equity (€ million)	32	21	16
Expense recognized for capital increases plans, for employer's contribution	€ 7	€ 8	€ 3